Deposits	12 Months Ended
Dec. 31, 2011
Deposits/ Regulatory Matters [Abstract]
DEPOSITS

NOTE 7 – DEPOSITS

The distribution of deposits at December 31 is as follows (dollars in thousands):

	2011	2010

Noninterest bearing	$51,273	$41,264
NOW, money market, checking	152,563	134,703
Savings	14,203	17,670
CDs <$100,000	130,685	96,977
CDs >$100,000	23,229	22,698
Brokered	32,836	73,467

Total deposits	$404,789	$386,779

Maturities of non-brokered time deposits outstanding at December 31, 2011 are as follows (dollars in thousands):

2012	$78,937
2013	49,132
2014	10,332
2015	13,227
2016	2,038
Thereafter	248

Total	$153,914

Maturities of brokered deposits outstanding at December 31, 2011 are as follows (dollars in thousands):

2012	$—
2013	—
2014	7,844
2015	10,540
2016	12,506
Thereafter	1,946

Total	$32,836